RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Transactions (Details) - Rene Sola Singapore Pte Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Due from related parties, gross	$ 16,887,295	$ 19,107,981
Allowance for doubtful accounts (2)	(9,853,290)	(4,308,679)
Due from related parties, net	7,034,005	14,799,302
Due to related parties	14,690,574	17,546,934
Due to related party balances, net	7,656,569	2,747,632
Purchase of modules from	0	2,534,750	$ 12,466,413
Receiving services	26,070	0	0
Rendering of service to	299,626	834,875	5,168,278
Borrowing from	12,827	793,269	17,273,194
Acquire project companies from	$ 0	$ 0	$ 11,286,840